WARRANTS - Summary of Outstanding Warrants (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Liability classified warrants	$ 124,731,317	$ 1,277,085	$ 967,770
Equity classified warrants	35,376,521	1,192,218	335,210
Junior Note Warrants [Member]
Class of Warrant or Right [Line Items]
Liability classified warrants	859,315	859,315	550,000
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Liability classified warrants	417,770	417,770	417,770
June 2023 Senior Note Warrants [Member]
Class of Warrant or Right [Line Items]
Equity classified warrants	335,210	335,210	$ 335,210
Pre-Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Equity classified warrants		837,116
August 2024 Warrants Issued with Junior Notes [Member]
Class of Warrant or Right [Line Items]
Equity classified warrants	19,892	$ 19,892
Offering Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Liability classified warrants	123,454,232
Offering Pre-Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Equity classified warrants	31,660,075
Offering Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Equity classified warrants	$ 3,361,344